LOAN FROM THIRD PARTIES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOAN FROM THIRD PARTIES
Weighted average interest rate	6.54%	7.05%	7.88%
Interest expense arising from the bank borrowing	$ 105,733	$ 64,996	$ 207,458